Nonexempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Nonexempt Party-In-Interest Transactions

8. NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS

The Company remitted certain 2024 participant contributions of $1,737 to the Trustee later than required by Department of Labor ("DOL") Regulation 2510.3-102. In addition, during the year ended December 31, 2025, participant accounts were credited with the amount of the investment income that would have been earned had the participant contributions been remitted on a timely basis.